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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2012


Check here if Amendment [_]:        Amendment Number ----

This Amendment (Check only one):    [_] is a restatement

                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TD Waterhouse Private Investment Counsel Inc.

Address: Canada Trust Tower, BCE Place, 161 Bay Street, 35th Floor, Toronto, Ontario, M5J 2T2

Form 13F File Number: 28-11528

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name: Francesca Shaw

     Title: SVP Finance

     Phone: 416-307-5826

     Signature, Place, and Date of Signing:

     'Francesca Shaw'       Toronto, Ontario           August 7th, 2012
     [Signature]              [City, State]                 [Date]

     Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager:

     Form 13F File Number  Name
     --------------------  -------------------------
     28-05987              TD Asset Management, Inc.